GOODWILL (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill roll forward
Goodwill, Beginning Balance	CAD 483	CAD 445
Foreign exchange and other	37	38
Goodwill impairment	(440)	0
Goodwill, Ending Balance	80	483
Goodwill impairment, after tax	167
Liquids Pipelines
Goodwill roll forward
Goodwill, Beginning Balance	55	52
Foreign exchange and other	5	3
Goodwill, Ending Balance	60	55
Gas Pipelines And Processing
Goodwill roll forward
Goodwill, Beginning Balance	428	393
Foreign exchange and other	30	35
Goodwill impairment	(440)
Goodwill, Ending Balance	18	CAD 428
Energy Services
Goodwill roll forward
Foreign exchange and other	2
Goodwill, Ending Balance	CAD 2